Annual Total Returns - FidelityPuritanK6Fund-PRO - FidelityPuritanK6Fund-PRO - Fidelity Puritan K6 Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 14, 2019
Fidelity Puritan K6 Fund
Bar Chart Table:
Annual Return 2020	20.22%
Annual Return 2021	19.11%